RISK MANAGEMENT - Risk of Changes in Mortality (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Mortality Rate
Disclosure of detailed information about financial instruments [line items]
Rate increase	10.00%	10.00%
Impact on profit and loss, increase	$ (1)	$ (1)
Impact on equity, increase	$ (1)	$ (1)
Rate decrease	10.00%	10.00%
Impact on profit and loss, decrease	$ 2	$ 1
Impact on equity, decrease	$ 2	$ 1
Yield
Disclosure of detailed information about financial instruments [line items]
Rate increase	0.50%	0.50%
Impact on profit and loss, increase	$ (10)	$ (11)
Impact on equity, increase	$ (10)	(11)
Rate decrease	0.50%
Impact on profit and loss, decrease	$ 10	12
Impact on equity, decrease	$ 10	$ 12